ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                      SUPPLEMENT DATED SEPTEMBER 18, 2009,
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2009,
                        AS SUPPLEMENTED ON JUNE 22, 2009

  This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI, and retained for future reference.


PROSPECTUS
  THE SUBADVISERS OF THE FUNDS SECTION, BEGINNING ON PAGE 176, IS REVISED TO INCLUDE THE FOLLOWING:

_______________________________________________________________________________________________________
THE DREYFUS CORPORATION ("DREYFUS") is located at 200 Park
Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages          AZL Dreyfus Equity Growth Fund
approximately $337 billion in 192 mutual fund portfolios.
Dreyfus is the primary mutual fund business of The Bank of New        AZL S&P 500 Index Fund
York Mellon Corporation, a leading global provider of investment
management products and services that offers a broad range            AZL Small Cap Index Fund
of equity, fixed-income, hedge and liquidity management products through individual asset management companies and multiple
distribution channels. The Bank of New York Mellon Corporation is a global financial services company focused on helping
clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon
has more than $20.2 trillion in assets under custody or
administration and $928 billion in under management.
________________________________________________________________________________________________________


  THE SUBADVISERS OF THE FUNDS SECTION, BEGINNING ON PAGE 177, IS REVISED TO DELETE THE ENTRY FOR FOUNDERS ASSET MANAGEMENT LLC.

  ALL REFERENCES TO FOUNDERS ASSET MANAGEMENT LLC OR "FOUNDERS" SHALL NOW BE THE DREYFUS CORPORATION OR "DREYFUS." THERE ARE NO CHANGES TO THE FUND'S MANAGEMENT FEE OR TO THE SERVICES PROVIDED TO THE FUND AS A RESULT OF THE APPOINTMENT OF DREYFUS AS THE FUND'S SUBADVISER.




STATEMENT OF ADDITIONAL INFORMATION

  THE ENTRY ON PAGE 54 IS REVISED TO DELETE THE ENTRY FOR FOUNDERS ASSET MANAGEMENT.

  THE PROXY VOTING POLICY FOR FOUNDERS ASSET MANAGEMENT LLC BEGINNING ON PAGE 163 IS DELETED IN ITS ENTIRETY.

  ALL REFERENCES TO FOUNDERS ASSET MANAGEMENT LLC OR "FOUNDERS" SHALL NOW BE THE DREYFUS CORPORATION OR "DREYFUS." THERE ARE NO CHANGES TO THE FUND'S MANAGEMENT FEE OR TO THE SERVICES PROVIDED TO THE FUND AS A RESULT OF THE APPOINTMENT OF DREYFUS AS THE FUND'S SUBADVISER.






                                                                 AZLPRO-002-0409